Income Taxes (Schedule of Temporary Differences of Tax Effects to Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$ 279	$ 223
Accrued pension costs	262	193
Inventory	135	76
Accrued liabilities	150	145
Foreign exchange	52	0
Other	139	110
Total deferred income tax assets	1,017	747
Deferred income tax liabilities:
Trade names	(816)	(818)
Property, plant and equipment	(320)	(323)
Unremitted earnings	(845)	(897)
Foreign exchange	0	(31)
Total deferred income tax liabilities	(1,981)	(2,069)
Net deferred income tax liabilities	$ (964)	$ (1,322)